N-2 - USD ($)	6 Months Ended
	Jun. 30, 2024	Jan. 01, 2024	Dec. 31, 2023		Jan. 01, 2023	Dec. 31, 2022		Jan. 01, 2022	Dec. 31, 2021		Jan. 01, 2021	Dec. 31, 2020		Jan. 01, 2020	Dec. 31, 2019		Jan. 01, 2019	Dec. 31, 2018		Jan. 01, 2018	Dec. 31, 2017		Jan. 01, 2017	Dec. 31, 2016		Dec. 05, 2016
Cover [Abstract]
Entity Central Index Key	0001655099
Amendment Flag	false
Document Type	N-CSRS
Entity Registrant Name	Brookfield Real Assets Income Fund Inc.
Financial Highlights [Abstract]
Senior Securities [Table Text Block]
Fiscal or Period End	Total Amount Outstanding Exclusive of Treasury Securities	Asset Coverage per Unit[1]	Involuntary Liquidating Preference Per Unit	Average Market Value per Unit (Exclude Bank Loans)	Type of Senior Security
June 30, 2024[2]	$204,119,567	$4,953	N/A	N/A	Credit Facility, Reverse Repurchase Agreement
December 31, 2023	169,198,000	5,894	N/A	N/A	Credit Facility, Reverse Repurchase Agreement
December 31, 2022	315,567,000	3,750	N/A	N/A	Credit Facility, Reverse Repurchase Agreement
December 31, 2021	404,957,190	3,490	N/A	N/A	Credit Facility, Reverse Repurchase Agreement
December 31, 2020	317,580,941	3,767	N/A	N/A	Credit Facility, Reverse Repurchase Agreement
December 31, 2019	242,192,000	4,495	N/A	N/A	Credit Facility, Reverse Repurchase Agreement
December 31, 2018	280,799,762	3,868	N/A	N/A	Credit Facility, Reverse Repurchase Agreement
December 31, 2017	259,395,471	4,538	N/A	N/A	Credit Facility, Reverse Repurchase Agreement
December 31, 2016[3]	302,682,176	4,032	N/A	N/A	Credit Facility, Reverse Repurchase Agreement

Senior Securities Amount	$ 204,119,567		$ 169,198,000			$ 315,567,000			$ 404,957,190			$ 317,580,941			$ 242,192,000			$ 280,799,762			$ 259,395,471			$ 302,682,176	[1]
Senior Securities Coverage per Unit	$ 4,953		$ 5,894	[2]		$ 3,750	[2]		$ 3,490	[2]		$ 3,767	[2]		$ 4,495	[2]		$ 3,868	[2]		$ 4,538	[2]		$ 4,032	[1],[2]
Senior Securities, Note [Text Block]

The following table sets forth information regarding the Fund’s outstanding senior securities as of the end of each of the Fund’s last ten fiscal years, as applicable.

Fiscal or Period End	Total Amount Outstanding Exclusive of Treasury Securities	Asset Coverage per Unit[1]	Involuntary Liquidating Preference Per Unit	Average Market Value per Unit (Exclude Bank Loans)	Type of Senior Security
June 30, 2024[2]	$204,119,567	$4,953	N/A	N/A	Credit Facility, Reverse Repurchase Agreement
December 31, 2023	169,198,000	5,894	N/A	N/A	Credit Facility, Reverse Repurchase Agreement
December 31, 2022	315,567,000	3,750	N/A	N/A	Credit Facility, Reverse Repurchase Agreement
December 31, 2021	404,957,190	3,490	N/A	N/A	Credit Facility, Reverse Repurchase Agreement
December 31, 2020	317,580,941	3,767	N/A	N/A	Credit Facility, Reverse Repurchase Agreement
December 31, 2019	242,192,000	4,495	N/A	N/A	Credit Facility, Reverse Repurchase Agreement
December 31, 2018	280,799,762	3,868	N/A	N/A	Credit Facility, Reverse Repurchase Agreement
December 31, 2017	259,395,471	4,538	N/A	N/A	Credit Facility, Reverse Repurchase Agreement
December 31, 2016[3]	302,682,176	4,032	N/A	N/A	Credit Facility, Reverse Repurchase Agreement

____________

[1] Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

[2] For the six months ended June 30, 2024 (unaudited).

[3] Commencement of operations was December 5, 2016.

General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

The investment objective of the Fund is to seek high total return, primarily through high current income and secondarily, through growth of capital. The investment objective is not fundamental and may be changed by the Fund’s Board of Directors (the “Board”) without shareholder approval, upon not less than 60 days prior written notice to shareholders. No assurances can be given that the Fund’s investment objective will be achieved.

Effects of Leverage [Text Block]

The Fund may utilize leverage to seek to enhance the yield and net asset value of its common stock, as described in the Fund’s Prospectus. These objectives will not necessarily be achieved in all interest rate environments. The leverage strategy of the Fund assumes a positive slope to the yield curve (short-term interest rates lower than long-term rates). Otherwise, the benefits of leverage will be reduced or eliminated completely. The use of leverage involves risk, including the potential for higher volatility and greater declines of the Fund’s net asset value, fluctuations of dividends and other distributions paid by the Fund and the market price of the Fund’s common stock, among others.

Share Price	$ 12.76		12.81			16.15			21.11			17.83			21.35			19.07			23.37			22.31
NAV Per Share	$ 14.6	$ 14.93	$ 14.93		$ 15.58	$ 15.58		$ 20.12	$ 20.12		$ 20.02	$ 20.02		$ 23.21	$ 23.21		$ 22.07	$ 22.07		$ 25.15	$ 25.15		$ 25.14	$ 25.14		$ 25
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

8.  Capital Shares

The Fund has 1,000,000,000 shares of $0.001 par value common shares authorized. Of the shares outstanding at June 30, 2024 for the Fund, the Adviser owns 100,051 shares. The Fund’s Board is authorized to classify and reclassify any unissued common shares. The common shares have no preemptive, conversion, exchange or redemption rights. All common shares have equal voting, dividend, distribution and liquidation rights. The common shares are fully paid and non-assessable. Common shareholders are entitled to one vote per share and all voting rights for the election of directors are non-cumulative.

The Fund has filed a registration statement using the “shelf” registration process (the “Shelf Registration Statement”), which became effective on April 12, 2024. The Shelf Registration Statement permits the Fund to offer, from time to time, in one or more offerings, common shares or preferred shares, or subscription rights to purchase the Fund’s common shares or preferred shares. As of June 30, 2024, the Fund has not offered common shares or preferred shares, or subscription rights to purchase the Fund’s common shares or preferred shares, pursuant to the Shelf Registration Statement.

The Fund previously entered into an “at-the-market” offering program (the “Legacy ATM Program”) through the Fund’s prior “shelf” registration statement, which expired on April 21, 2024. The Legacy ATM Program allowed for an offering of up to 6,600,000 shares of common stock of the Fund. For the year ended December 31, 2023, the Fund issued 145,617 shares under the Legacy ATM Program at an average price of $17.6945 per share.

Amortization of offering costs (excluding underwriter discounts and commissions, which is included in proceeds from shares sold in the Statements of Changes in Net Assets) of $19,174 related to the issuance of common shares were recorded to paid-in capital during the year ended December 31, 2023.

The Fund issued 229,027 shares through its Dividend Reinvestment Plan (the “Plan”) during the year ended December 31, 2023.

The Board has approved a share repurchase plan. Under the current share repurchase plan, as of June 30, 2024, the Fund may purchase in the open market up to 10% of its outstanding common shares. The current share repurchase plan will remain in effect until December 5, 2024. The amount and timing of the repurchases will be at the discretion of the Fund’s management, subject to market conditions and investment considerations. There is no assurance that the Fund will purchase shares at any particular discount level or in any particular amounts. The Board authorized the share repurchase program as a result of its review of the options available to enhance shareholder value and reduce any potential discount between the market price of the Fund’s shares and the net asset value per share. During the six months ended June 30, 2024 and the year ended December 31, 2023, 178,402 and 623,411 shares were repurchased by the Fund at a weighted average price of $12.380 and $12.472, an aggregate cost, including brokerage commissions, of $2,212,246 and $7,787,752 and at a weighted average discount of 14.43% and 14.15% to net asset value, respectively. All shares repurchased have been reclassified as authorized but unissued.

Security Voting Rights [Text Block]	Common shareholders are entitled to one vote per share and all voting rights for the election of directors are non-cumulative.
Security Liquidation Rights [Text Block]	All common shares have equal voting, dividend, distribution and liquidation rights.
Security Preemptive and Other Rights [Text Block]	The common shares have no preemptive, conversion, exchange or redemption rights.
Long Term Debt, Principal	$ 300,000,000
Outstanding Security, Title [Text Block]	Common shares outstanding
Outstanding Security, Held [Shares]	55,280,671
Common Stock [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	common shares

[1]	Commencement of operations was December 5, 2016.
[2]	Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.